Capital And Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Capital And Financial Risk Management [Abstract]
Disclosure of credit risk	Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, investments held at fair value and trade and other receivables. The Group held the following balances:

	2020 $000s	2019 $000s
As of December 31
Cash and cash equivalents	403,881	132,360
Short-term investments	—	30,088
Trade and other receivables	2,558	1,977
Total	406,438	164,425

Information about credit quality of neither past due nor impaired financial assets	The aging of trade and other receivables that were not impaired at December 31 is as follows:

As of December 31	2020 $000s	2019 $000s
Neither past due or impaired	2,558	1,977
Total	2,558	1,977

Disclosure of liquidity risk	The table below summarizes the maturity profile of the Group’s financial liabilities, including subsidiary preferred shares that have customary liquidation preferences, as of December 31, 2020 and 2019 based on contractual undiscounted payments:

As of December 31	2020
	Carrying Amount $000s	Within Three Months $000s	Three to Twelve Months $000s	One to Five Years $000s	Total $000s
Long-term loan	14,818	296	905	18,780	19,981
Subsidiary notes payable	26,455	1,455	25,000	—	26,455
Trade and other payables	21,826	21,826	—	—	21,826
Warrants[2]	8,206	8,206	—	—	8,206
Subsidiary preferred shares (Note 15)[1]	118,972	118,972	—	—	118,972
Total	190,278	150,756	25,905	18,780	195,441

As of December 31	2019
	Carrying Amount $000s	Within Three Months $000s	Three to Twelve Months $000s	One to Five Years $000s	Total $000s
Subsidiary notes payable	1,455	1,455	—	—	1,455
Trade and other payables	19,842	19,842	—	—	19,842
Warrants[2]	7,997	7,997	—	—	7,997
Subsidiary preferred shares (Note 15)[1]	100,989	100,989	—	—	100,989
Total	130,283	130,283	—	—	130,283
1    Redeemable only upon a liquidation or Deemed liquidation event, as defined in the applicable shareholder documents.
2    Warrants issued by subsidiaries to third parties to purchase preferred shares.